CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Unrealized gain (loss) on available for sale securities, net of reclassification adjustment, tax expense (benefit)	$ 632	$ (19)	$ 252
Exercise of stock options, shares	1,428	38,440	2,050
Purchase of treasury stock, shares			1,000
Cash dividends, per share	$ 1.44	$ 1.44	$ 1.44
Realized loss included in net income, tax benefit	$ 5	$ 4	$ 48